Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Outstanding financial instruments whose contract amounts represent credit risk

	2012	2011
	(dollars in thousands)

Commitments to extend credit	$71,997	$64,224
Credit card commitments	7,957	8,728
Standby letters of credit	1,100	1,540

	$81,054	$74,492